American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039

December 26, 2018

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Sound Point Enhanced Income Fund
     1933 Act File No. 333-222968
     1940 Act File No. 811-23326

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Sound Point Enhanced Income Fund (the “Registrant”) hereby certifies (a) that the form of Prospectus used with respect to the Registrant’s sole series of the same name (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the Fund does not differ from that contained in Amendment No. 1, and (c) that Amendment No. 1 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc: Kathy Ingber, Esq.
Jennifer R. Gonzalez, Esq.
K&L Gates LLP